UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 10-D

                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

     For the monthly distribution period from July 1, 2007 to July 31, 2007

                   Commission File Number of issuing entity:
                                  333-131209-16

                           RASC SERIES 2007-EMX1 TRUST
                        (Exact name of issuing entity as
                            specified in its charter)

                 Commission File Number of depositor: 333-131209

                    RESIDENTIAL ASSET SECURITIES CORPORATION
              (Exact name of depositor as specified in its charter)

                        RESIDENTIAL FUNDING COMPANY, LLC
               (Exact name of sponsor as specified in its charter)

                 New York                                    None
----------------------------------------        ------------------------------
      (State or other jurisdiction of          (I.R.S. Employer Identification
   incorporation or organization of the                        No.)
              issuing entity)

c/o Residential Funding Company, LLC, as Master
Servicer

     8400 Normandale Lake Boulevard
      Minneapolis, Minnesota                                 55437
----------------------------------                      ---------------
(Address of principal executive offices of                  (Zip Code)
              issuing entity)

             (952) 857-7000 (Telephone number, including area code)

                                       N/A
           (Former name, former address, if changed since last report)

        Title of Class           Registered/reported pursuant to
                                           (check one)
                                                                    Name of
                                                                   exchange
                               Section      Section     Section    (If Section
                                 12(b)       12(g)       15(d)       12(b))
Home Equity
Mortgage Asset-Backed
Pass-Through Certificates,
Series 2007-EMX1, in the
classes  specified herein       [___]         [___]        [ X ]  ________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing
requirements for the past 90 days. Yes _X_   No __

                        PART I - DISTRIBUTION INFORMATION

ITEM 1 - DISTRIBUTION AND POOL PERFORMANCE INFORMATION.

      The response to Item 1 is set forth in part herein and in part in Exhibit 99.1.

      Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement dated March 8, 2007 relating to the RASC Series 2007-EMX1 Home Equity Mortgage Asset-Backed Pass-Through Certificates (the "Certificates"), and related Prospectus dated December 6, 2006 (collectively, the "Prospectus"), of the RASC Series 2007-EMX1 Trust (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following classes of Certificates were offered under the Prospectus: Class A-I-1, Class A-I-2, Class A-I-3, Class A-I-4 and Class A-II Certificates.

                           PART II - OTHER INFORMATION

ITEM 2 - LEGAL PROCEEDINGS

Nothing to report.

ITEM 3 - SALES OF SECURITIES AND USE OF PROCEEDS.

Nothing to report.

ITEM 4 - DEFAULTS UPON SENIOR SECURITIES.

Nothing to report.

ITEM 5 - SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Nothing to report.

ITEM 6 - SIGNIFICANT OBLIGORS OF POOL ASSETS.

Inapplicable.

ITEM 7 - SIGNIFICANT ENHANCEMENT PROVIDER INFORMATION.

Financial Statements of Financial Guaranty Insurance Company and Subsidiaries for the Three and Six Months Ended June 30, 2007 are included as Exhibit 99.2 to this Report on Form 10-D, which is incorporated by reference in its entirety herein.

ITEM 8 - OTHER INFORMATION.

Nothing to report.

ITEM 9 - EXHIBITS

      (a) Documents filed as part of this report.

Exhibit 99.1      August 2007 Monthly Statement to Certificateholders

Exhibit 99.2 Financial Statements of Financial Guaranty Insurance Company and Subsidiaries for the Three and Six Months Ended June 30, 2007.

      (b) Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 10.1 Pooling and Servicing Agreement, dated as of February 1, 2007, by and among Residential Asset Securities Corporation, as depositor, Residential Funding Company, LLC, as master servicer, and U.S. Bank National Association, as trustee (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on March 27, 2007).

Exhibit 10.2 Assignment and Assumption Agreement, dated as of March 12, 2007, between Residential Funding Company, LLC and Residential Asset Securities Corporation (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on March 27, 2007).

Exhibit 10.3 Swap Confirmation (including the Schedule and Credit Support Annex), dated as of March 12, 2007, between U.S. Bank National Association, as supplemental interest trust trustee on behalf of the RASC Series 2007-EMX1 Supplemental Interest Trust, and Bear Stearns Financial Products Inc. (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on March 27, 2007).

Exhibit 10.4 The Financial Guaranty Insurance Policy, dated as of March 12, 2007, Policy No. 07030010, issued by Financial Guaranty Insurance Company (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on March 27, 2007).

Exhibit 99.1      August 2007 Monthly Statement to Certificateholders

                                   SIGNATURES




      Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


Dated:  August 27, 2007



                              RASC Series 2007-EMX1 Trust
                                (Issuing entity)

                              By:  Residential Funding Company, LLC,
                                   as Master Servicer


                                        By: /s/ Darsi Meyer
                                         Name:  Darsi Meyer
                                         Title: Director

           EXHIBIT 99.1 -- MONTHLY STATEMENT TO CERTIFICATEHOLDERS

                                  EXHIBIT 99.2

CONSOLIDATED FINANCIAL STATEMENTS

Financial Guaranty Insurance Company and Subsidiaries
June 30, 2007